UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if amended [     ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
						[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Artemis Investment Management LLC
Address:	437 Madison Avenue
		28th Floor
		New York, NY 10022

Strategic Investment Management:

13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:		Assistant Treasurer
Phone:	(212) 207-2703

Signature				Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 		7/21/00

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			75

Form 13F information table value total (x$1000):	$257,313


List of other included managers:

No.	13F File number 		Name

1.	28-2437			Strategic Investment Management.


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Artemis Investment Management LLC
Form 13F
June 30, 2000
















Voting
Authority















Title of

Value
Shares/
Sh/
Put/
Invstmt
Other



Name of Issuer
class
CUSIP
(x$1000)
Prn Amt
Prn
Call
Dscretn
Mgers
Sole
Shared
None
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---------
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3 D O Company
COM
88553W105
2836
361600
SH

Sole

361600


4Front Technologies Inc.
COM
351042106
3284
273660
SH

Sole

273660


AT&T Corp Liberty Media Group
COM
001957208
2595
107000
SH

Sole

107000


Acxiom Corp.
COM
005125109
1733
63600
SH

Sole

63600


Aeroflex Incorporated
COM
007768104
3617
72800
SH

Sole

72800


Arch Chemicals Inc.
COM
03937R102
2780
127100
SH

Sole

127100


Atlas Air Inc
COM
049164106
5842
162850
SH

Sole

162850


Baxter Intl.
COM
071813109
1807
25700
SH

Sole

25700


BindView Development Corporati
COM
090327107
1122
93500
SH

Sole

93500


Biosource International Inc.
COM
09066H104
3360
151025
SH

Sole

151025


Borders Group Inc
COM
099709107
6311
405535
SH

Sole

405535


Breakaway Solutions Inc
COM
106372105
4721
174850
SH

Sole

174850


Brightpoint Inc.
COM
109473108
3504
404850
SH

Sole

404850


CCor.net Corp.
COM
125010108
5449
201815
SH

Sole

201815


Cabletron Systems Inc
COM
126920107
1571
62200
SH

Sole

62200


Cablevision
COM
12686C109
3103
45715
SH

Sole

45715


Cabot Corp.
COM
127055101
2341
85900
SH

Sole

85900


Caminus Corp
COM
133766105
2057
83972
SH

Sole

83972


Carnival Corp. A
COM
143658102
2655
136170
SH

Sole

136170


Cendant Corp.
COM
151313103
1457
104100
SH

Sole

104100


ChiRex Inc.
COM
170038103
5522
276100
SH

Sole

276100


Citigroup Inc.
COM
172967101
847
14050
SH

Sole

14050


Comdisco Inc.
COM
200336105
718
32200
SH

Sole

32200


Compaq Computer Corp.
COM
204493100
1884
73710
SH

Sole

73710


Concord EFS Inc.
COM
206197105
2491
95795
SH

Sole

95795


Convergys Corp.
COM
212485106
1779
34300
SH

Sole

34300


Crown Media Holdings Inc.
COM
228411104
4151
271100
SH

Sole

271100


Dobson Communications Corp.
COM
256069105
1793
93140
SH

Sole

93140


Dynegy Inc.
COM
26816Q101
2486
36396
SH

Sole

36396


Entercom Communications Corp.
COM
293639100
4405
90350
SH

Sole

90350


Excel Technology Inc.
COM
30067T103
6639
131950
SH

Sole

131950


F.Y.I.
COM
302712104
5262
156200
SH

Sole

156200


Fusion Medical Technologies In
COM
361128101
1331
83500
SH

Sole

83500


Gemstar TV Guide International
COM
36866W106
3982
64800
SH

Sole

64800


Hanover Compressor Co
COM
410768105
1520
40000
SH

Sole

40000


Infinity Broadcasting
COM
45662S102
1585
43500
SH

Sole

43500


LCC International Inc.
COM
501810105
7898
289160
SH

Sole

289160


Leap Wireless International In
COM
521863100
1513
32200
SH

Sole

32200


Level 8 Systems Inc.
COM
52729M102
3681
174785
SH

Sole

174785


MDSI Mobile Data Solutions Inc
COM
55268N100
1295
56300
SH

Sole

56300


Manufacturers Services Ltd
COM
565005105
2195
106750
SH

Sole

106750


MasTec Inc.
COM
576323109
1805
47265
SH

Sole

47265


Metro Goldwyn Mayer Inc.
COM
591610100
4247
162554
SH

Sole

162554


Millipore Corporation
COM
601073109
920
12200
SH

Sole

12200


MiniMed Inc.
COM
60365K108
1817
15400
SH

Sole

15400


Mobile Mini Inc.
COM
60740F105
2850
129200
SH

Sole

129200


Mylan Labs
COM
628530107
1622
88900
SH

Sole

88900


Navistar Intl
COM
63934E108
2591
83400
SH

Sole

83400


Nova Corp Georgia
COM
669784100
6625
237150
SH

Sole

237150


Power Integrations Inc.
COM
739276103
7012
297590
SH

Sole

297590


Qwest Communications Intl.
COM
749121109
4154
83610
SH

Sole

83610


Rural Cellular Corp.
COM
781904107
5248
68550
SH

Sole

68550


SFX Entertainment Inc.
COM
784178105
3140
69300
SH

Sole

69300


Sawtek Inc.
COM
805468105
3401
59080
SH

Sole

59080


Semtech Corp
COM
816850101
11093
145030
SH

Sole

145030


Shaw Group Inc.
COM
820280105
5134
108950
SH

Sole

108950


Six Flags Inc.
COM
83001P109
7552
331970
SH

Sole

331970


Skywest
COM
830879102
5167
139410
SH

Sole

139410


Smurfit Stone Container Corp.
COM
832727101
1105
85805
SH

Sole

85805


Softnet Systems Inc.
COM
833964109
3826
397500
SH

Sole

397500


Starwood Hotels and Resorts Wo
COM
85590A203
1635
50200
SH

Sole

50200


Taco Cabana Inc. Cl A
COM
873425102
1266
191155
SH

Sole

191155


Tektronix Inc.
COM
879131100
11969
161745
SH

Sole

161745


Thermo Electron
COM
883556102
1849
87800
SH

Sole

87800


Trintech Group
COM
896682101
2576
130750
SH

Sole

130750


USA Networks Inc.
COM
902984103
2323
107400
SH

Sole

107400


UbiquiTel
COM
903474302
2675
283445
SH

Sole

283445


Universal Compression Holdings
COM
913431102
1095
32700
SH

Sole

32700


Universal Foods Corp.
COM
913538104
5322
287675
SH

Sole

287675


Varian Inc.
COM
922206107
8354
181125
SH

Sole

181125


Varian Medical Systems Inc
COM
92220P105
4760
121650
SH

Sole

121650


Viacom Inc. Cl B
COM
925524308
3723
54600
SH

Sole

54600


Williams Communications Group
COM
969455104
757
22800
SH

Sole

22800


Z-Tel Technologies Inc.
COM
988792107
2603
216935
SH

Sole

216935


answerthink inc
COM
036916104
1972
118600
SH

Sole

118600


REPORT SUMMARY
75
DATA RECORDS
257313

0







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